Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Medical equipment outsourcing	$ 302,718	$ 275,910	$ 245,145
Technical and professional services	82,236	54,058	44,426
Medical equipment sales and remarketing	30,372	25,188	22,541
Total revenues	415,326	355,156	312,112
Cost of Revenue
Cost of medical equipment outsourcing	110,752	97,703	86,210
Cost of technical and professional services	62,428	40,518	31,690
Cost of medical equipment sales and remarketing	23,641	19,734	16,342
Medical equipment depreciation	70,761	68,032	69,496
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	267,582	225,987	203,738
Gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expenses	7,474	3,483	0
Operating income	31,023	24,738	19,038
Loss on extinguishment of debt	12,339
Interest expense	55,697	55,020	46,457
Loss before income taxes and non controlling interest	(37,013)	(30,282)	(27,419)
(Benefit) provision for income taxes	(2,569)	(8,343)	1,692
Consolidated net loss	(34,444)	(21,939)	(29,111)
Net income attributable to non controlling interest	754	451
Net loss attributable to Universal Hospital Services, Inc.	$ (35,198)	$ (22,390)	$ (29,111)